Commitments and Contingencies - Assets held under capital leases are included in Property and equipment, net on the Consolidated Balance Sheets (Details) - Assets held under capital leases - USD ($)
$ in Thousands
	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Gross property plant and equipment	$ 11,178	$ 11,380
Accumulated depreciation	(7,727)	(7,285)
Net property and equipment	$ 3,451	$ 4,095